INCOME TAXES (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
INCOME TAXES [Abstract]
Statutory federal rate	21.00%	21.00%	21.00%
Deferred tax assets: [Abstract]
Accrued expenses and other liabilities	$ 76,000	$ 76,000	$ 42,000
Property and equipment, net	0	0	112,000
Net operating loss	4,115,000	3,402,000	1,464,000
Stock-based compensation	147,000	132,000	147,000
Total gross deferred tax assets	4,338,000	3,610,000	1,765,000
Less: valuation allowance	(4,050,000)	(3,385,000)	(1,765,000)
Total deferred tax assets	288,000	225,000	0
Deferred tax liabilities: [Abstract]
Prepaid expenses and other assets	(214,000)	(191,000.00)	0
Property and equipment, net	(74,000)	(34,000.00)	0
Total deferred tax liabilities	(288,000)	(225,000)	0
Net deferred income tax asset (liability)	0	0	0
Operating Loss Carryforward [Abstract]
Penalties and interest incurred	0	0	0	$ 0
Unrecognized taxes	0	$ 0	$ 0
Open tax year		2018 2019 2020	2018 2019 2020
Federal [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards	$ 14,500,000	$ 12,100,000
Open tax year	2018 2019 2020 2021
State [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards	$ 15,900,000	$ 13,500,000
Tax credit carry-forwards, expiration date	Dec. 31, 2030	Dec. 31, 2030
Open tax year	2018 2019 2020 2021
Foreign [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards	$ 1,200,000	$ 930,000
Tax credit carry-forwards, expiration date	Dec. 31, 2037	Dec. 31, 2037